7 Loan Payable - Related Parties	3 Months Ended
Sep. 30, 2012
Notes
7 Loan Payable - Related Parties

7               LOAN PAYABLE – RELATED PARTIES

Loan payable – related parties consists of loans from shareholders, officers, and other related parties, bearing interest at an average rate of 15.23% per annum as of September 30, 2012 and June 30, 1012. Loans will mature as follows:

	September 30,	June 30,
	2012	2012

Within one year	213,264	213,733
1 – 2 years	3,491,867	3,286,823
2 – 3 years	-	212,945
Total	3,705,131	3,713,501
Less current portion	(213,264)	(213,733)
	3,491,867	$3,499,768